ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Deferred Offering Costs (Details) - USD ($) $ in Millions	Sep. 30, 2019	Dec. 31, 2018
Deferred offering cost
Deferred offering costs	$ 0.0	$ 0.3